THE ENVIRONMENT	12 Months Ended
Dec. 31, 2018
Environment
THE ENVIRONMENT

NOTE 36 - THE ENVIRONMENT

LATAM Airlines Group S.A has a commitment to sustainable development seeking to generate value taking into account the governance, environmental and social aspects. The company manages environmental issues at a corporate level, centralized in the Sustainability Management. For the company to monitor and minimize its impact on the environment is a commitment of the highest level; where the continuous improvement and contribute to the solution of the global climate change problem, generating added value to the company and the region, are the pillars of its management.

One of the functions of the Sustainability Management in environmental issues, together with the various areas of the Company, is to ensure environmental compliance, implement a management system and environmental programs that comply with the requirements every day more demanding worldwide; in addition to continuous improvement programs in their internal processes, which generate environmental, social and economic benefits and which are added to those currently carried out.

Within the sustainability strategy, the Environment dimension of LATAM Airlines Group S.A., is called Climate Change and is based on the goal of achieving world leadership in this area, and for which we work on the following aspects:

i.	Carbon footprint
ii.	Eco Efficiency
iii.	Sustainable Alternative Energy
iv.	Standards and Certifications

This is how, during 2018, the following initiatives have been carried out:

-	Implementation of an Environmental Management System for the main operations of the company. It is highlighted that the company during 2016 has recertified its environmental management system in Miami facilities following the guidelines of the international standard ISO 14.001. During 2018, the system will be recertified with the new version of the standard.
-	Maintenance of the Stage 2 Certification of IATA Environmental Assestment (IEnvA) whose scope is the international flights operated from Chile, the most advanced level of this certification; being the first in the continent and one of the four airlines in the world that have this certification.
-	During 2018, the Colombian operation achieved its certification in Stage 1 of IEnvA
-	Preparation of the environmental chapter for the sustainability report of the company, which allows to measure progress in environmental issues.
-	Answer to the questionnaire of the DJSI.
-	Measurement and external verification of the Corporate Carbon Footprint.
-	Neutralization of land operations in the operations of Colombia and Peru with emblematic reforestation projects in the respective countries.
-	In the second semester of 2018 the facilities of the maintenance base and the corporate building of the operations in Chile have 100% electric power from renewable sources

It is highlighted that in 2018, LATAM Airlines Group maintained its inclusion for the fifty consecutive year in the world category of the Dow Jones Sustainability Index, with only 3 airlines in the world belonging to this select group.